Segment Information (Product Sales to External Customers for Each Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Major Customer [Line Items]
Net sales	¥ 3,593,299	¥ 3,951,937	¥ 4,080,015
Office Business Unit
Revenue, Major Customer [Line Items]
Net sales	1,699,653	1,804,002	1,802,542
Office Business Unit | Monochrome Copiers
Revenue, Major Customer [Line Items]
Net sales	261,964	280,035	287,823
Office Business Unit | Color Copiers
Revenue, Major Customer [Line Items]
Net sales	382,845	403,522	405,576
Office Business Unit | Printers
Revenue, Major Customer [Line Items]
Net sales	624,601	702,378	702,491
Office Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	430,243	418,067	406,652
Imaging System Business Unit
Revenue, Major Customer [Line Items]
Net sales	806,425	969,660	1,098,525
Imaging System Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	54,298	56,711	62,206
Imaging System Business Unit | Cameras
Revenue, Major Customer [Line Items]
Net sales	466,306	594,567	702,598
Imaging System Business Unit | Inkjet Printers
Revenue, Major Customer [Line Items]
Net sales	285,821	318,382	333,721
Medical System Business Unit
Revenue, Major Customer [Line Items]
Net sales	437,456	437,305	434,985
Industry and Others Business Unit
Revenue, Major Customer [Line Items]
Net sales	648,165	740,970	743,963
Industry and Others Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	491,005	541,248	550,850
Industry and Others Business Unit | Lithography Equipment
Revenue, Major Customer [Line Items]
Net sales	157,160	¥ 199,722	¥ 193,113
Corporate and Eliminations
Revenue, Major Customer [Line Items]
Net sales	¥ 1,600